22. Provisions for judicial and administrative proceedings, commitments and other provisions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Legal proceedings provision [abstract]
Pension fund provisions and similar requirements	R$ 3,929,265	R$ 4,960,620	R$ 3,357,654
Provisions for lawsuits and administrative proceedings, commitments and other provisions	9,885,713	11,371,205	11,338,244
Judicial and administrative proceedings under the responsibility of former controlling stockholders (Note 15)	496	103,272	605,638
Judicial and administrative proceedings	8,648,892	9,226,735	9,507,240
Of which:
Civil	3,429,155	3,201,061	3,377,338
Labor	2,886,990	3,504,296	3,819,107
Tax and Social Security	2,332,747	2,521,378	2,310,795
Provisions for contingent commitments (Note 22.b)	724,779	683,918	626,267
Others provisions	511,546	1,357,280	599,099
Total	R$ 13,814,978	R$ 16,331,825	R$ 14,695,898